Cover Cover	Feb. 26, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 27, 2026
Entity Registrant Name	CHART INDUSTRIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11442
Entity Tax Identification Number	34-1712937
Entity Address, Street Name	8665 New Trails Drive, Suite 100
Entity Address, City	The Woodlands
Entity Address, State	TX
Entity Address, Postal Zip Code	77381
City Area Code	281
Local Phone Number	364-8700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $0.01
Trading Symbol(s)	GTLS
Name of each exchange on which registered	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000892553
Amendment Flag	false
Document Information [Line Items]
Document Period End Date	Feb. 27, 2026
Entity Address, Street Name	8665 New Trails Drive, Suite 100